SHARE CAPITAL AND SHARES ISSUABLE	12 Months Ended
Dec. 31, 2024
Share Capital And Shares Issuable
SHARE CAPITAL AND SHARES ISSUABLE

12.	SHARE CAPITAL AND SHARES ISSUABLE

The Company was previously authorized to issue an unlimited number of common shares at no par value and an unlimited number of preferred shares issuable in series.

Effective June 24, 2024, the Company completed the Share Reorganization to redesignate its existing class of common shares without par value in the Company’s capital as SV Shares and create a new class of unlisted MV Shares. As of the audited consolidated statements of financial position dated December 31, 2024, total common shares outstanding were 222,276,113, in which all MV Shares have been converted into SV Shares.

During the year ended December 31, 2024, the following share transactions occurred:

12.1	3,686,308 Subordinate Voting Shares Issued for Option Exercise

The Company 3,686,308 subordinate voting with an aggregate fair value of $633,912 as holders opted to convert their options.

12.2	2,413,525 Subordinate Voting Shares Issued to Fully Settle the December Convertible Debentures

The Company issued 2,413,525 subordinate voting shares with an aggregate fair value of $1,392,072, as all holders opted to convert their convertible debentures.

12.3	5,388,062 Subordinate Voting Shares Issued to Partially Settle the July Convertible Debentures

The Company issued 5,388,062 subordinate voting shares with an aggregate fair value of $3,512,952, as few holders opted to convert their convertible debentures.

12.4	5,682,083 Subordinate Voting Shares Issued to Fully Settle the August Convertible Debentures

The Company issued 5,682,083 subordinate voting shares with an aggregate fair value of $3,836,588, as all holders opted to convert their convertible debentures.

12.5	23,270,249 Subordinate Voting Shares Issued for Warrant Exercise

During the year ended December 31, 2024, the Company issued 23,270,249 subordinate voting shares for total proceeds of $4,657,460 gross of issuance costs of $126,914.

The Company issued 6,716,499 subordinate voting shares for total proceeds of $1,239,446 relating to the December Convertible Debentures which had a warrant strike price of CAD$0.25 per share.

The Company issued 13,737,500 subordinate voting shares for total proceeds of $2,836,445 relating to July Convertible Debentures, which had a warrant strike price of CAD$0.28 per share.

The Company also issued 2,816,250 subordinate voting shares for total proceeds of $581,569 relating to the August Convertible Debentures which had a warrant strike price of CAD$0.28 per share.

12.6	Share Reorganization

On June 24, 2024, the Company completed the Share Reorganization as approved by the Company’s shareholders at its annual and special meeting. Pursuant to the Share Reorganization, the Company amended its articles to redesignate its existing class of common shares without par value in the capital of the Company as SV Shares and created a new class of unlisted MV Shares. The SV Shares can be converted into MV Shares at a conversion ratio of 1,000:1, and the MV Shares carry 1,000 votes per share.

During the two months ended December 31, 2023, no share transactions occurred.

During the year ended October 31, 2023, the following share transactions occurred:

12.7	200,000 Common Shares Issued to Settle Shares Issuable

On January 10, 2023, the Company issued 200,000 common shares with an aggregate fair value of $35,806, which was reported as issuable as at October 31, 2022, which represented a portion of consideration for the acquisition of Golden Harvests.

12.8	10,151,250 Common Shares Issued to Settle Convertible Debentures

On July 13, 2023, the Company issued 10,151,250 common shares with an aggregate fair value of $2,428,656, as holders opted to convert their convertible debentures.

12.9	1,022,025 Common Shares Issued to Settle Convertible Debentures

On August 30, 2023, the Company issued 1,022,025 common shares with an aggregate fair value of $270,133, as holders opted to convert their convertible debentures.